Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events
22.	Subsequent events

(a)
Recently, there was an outbreak of a novel strain of coronavirus, later named COVID-19, in China, which has spread rapidly to many parts of the world. In response to intensifying efforts to contain the spread of the coronavirus, the Chinese government took a number of actions, which included extending the Chinese New Year holiday, quarantining individuals in China who had the COVID-19, asking citizens to remain at home and to avoid gathering in public, and other actions. We adjusted our operations and instructed our employees to all stay at their homes and work from home during the outbreak. However, we have experience and may still experience lower work efficiency and productivity, which may adversely affect our service quality. The global spread of COVID-19 pandemic in a significant number of countries around the world has resulted in, and may intensify, global economic distress, and the duration and extent of the impact of COVID-19 outbreak cannot be reasonably estimated at this time. The extent to which it may affect our results of operations, financial condition and cash flow will depend on the future developments of the outbreak, which are highly uncertain and cannot be predicted. Such uncertainty poses operational challenges to our online course service offerings. The Company has been closely monitoring the extent to which the coronavirus impacts the Company’s business, results of operations and financial condition. At this point, the exact impact on the Company’s results is uncertain and unpredictable and will depend on future developments, including the duration, severity and reach of the coronavirus outbreak.

(b)
In March 2020, we signed early termination agreements in respect of leased office space
s
with lease term
s
ending in June, 2024. The right of use assets and leasing liabilities in relation to the early terminated leases as of December 31, 2019 were RMB 27,199 and RMB 27,175
, respectively.